Off-Balance Sheet Credit Risk (Details) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016
Fair Value Off Balance Sheet Risks Disclosure Information [Line Items]
General settlement period of securities transactions	2 days
Fair value of securities accepted as collateral permitted to sell or repledge	$ 2,400.0	$ 2,500.0
Fair value of collateral securities sold or repledged	233.7	268.5
Outstanding commitments to originate loans	160.2	205.8
Letters of credit outstanding	82.5	88.9
Unused Lines Of Credit [Member]
Fair Value Off Balance Sheet Risks Disclosure Information [Line Items]
Unused lines of credit to commercial and consumer borrowers	$ 590.5	$ 492.5
Standby Letters of Credit [Member] | Maximum [Member]
Fair Value Off Balance Sheet Risks Disclosure Information [Line Items]
Letters of credit, expiration period	1 year